OPERATING EXPENSES - Other operating expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES
Provisions	$ (1,286)	$ (1,929)	$ (552)
Rentals and internet capacity	(1,992)	(5,109)	(1,725)
Other	(7,896)	(7,846)	(2,717)
Other operating expenses	$ (11,174)	$ (14,884)	$ (4,994)